Statement of Changes in Net Assets Available for Benefits - EBP 003	12 Months Ended
Dec. 31, 2025 USD ($)
Investment income:
Net appreciation in fair value of investments	$ 30,319,904
Interest and dividends	5,305,681
Total investment income	35,625,585
Interest income on notes receivable from participants	58,425
Contributions:
Employer contributions	6,799,162
Employer – noncash	859,272
Participants	7,891,021
Rollover	571,736
Total contributions	16,121,191
Total additions to net assets	51,805,201
Deductions
Benefits paid to participants	22,865,161
Administrative and audit fees	267,029
Total deductions	23,132,190
Net increase in net assets available for benefits	28,673,011
Net assets available for benefits at beginning of year	267,761,774
Net assets available for benefits at end of year	$ 296,434,785